Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.2%)
U.S. Government Securities (4.2%)
	United States Treasury Note/Bond	2.000%	7/31/22	275,000	275,730
	United States Treasury Note/Bond	1.375%	10/15/22	275,000	274,957
[1]	United States Treasury Note/Bond	0.125%	1/31/23	275,000	271,477
	United States Treasury Note/Bond	1.625%	4/30/23	275,000	273,539
Total U.S. Government and Agency Obligations (Cost $1,102,836)					1,095,703
Corporate Bonds (86.7%)
Communications (17.0%)
[2,3]	Altice France SA	2.125%	2/15/25	11,415	11,124
[2]	Altice France SA	8.125%	2/1/27	600	604
[2]	Altice France SA	5.500%	1/15/28	19,790	17,517
[2]	Altice France SA	5.125%	7/15/29	90,970	76,953
[2]	Arches Buyer Inc.	4.250%	6/1/28	97,255	87,011
[2]	Banijay Entertainment SASU	5.375%	3/1/25	23,255	22,894
	Belo Corp.	7.750%	6/1/27	29,475	33,406
	Belo Corp.	7.250%	9/15/27	24,707	27,405
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	30,144	30,219
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	21,527	20,975
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	50,355	44,001
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	68,465	57,788
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	116,373	98,055
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	10,000	8,195
	CSC Holdings LLC	5.875%	9/15/22	6,058	6,079
[2]	CSC Holdings LLC	5.500%	4/15/27	82,015	79,228
[2]	CSC Holdings LLC	6.500%	2/1/29	35,323	33,744
[2]	CSC Holdings LLC	4.125%	12/1/30	123,394	102,073
[2]	CSC Holdings LLC	4.625%	12/1/30	22,675	17,341
[2]	CSC Holdings LLC	3.375%	2/15/31	82,190	64,153
[2]	CSC Holdings LLC	4.500%	11/15/31	144,170	118,611
[2]	CSC Holdings LLC	5.000%	11/15/31	28,600	22,098
	DISH DBS Corp.	5.875%	7/15/22	105,934	106,238
	DISH DBS Corp.	5.000%	3/15/23	48,242	48,076
	DISH DBS Corp.	5.875%	11/15/24	87,950	85,684
	DISH DBS Corp.	7.750%	7/1/26	121,605	116,104
	DISH DBS Corp.	7.375%	7/1/28	70,315	61,959
	DISH DBS Corp.	5.125%	6/1/29	22,735	17,754
	Embarq Corp.	7.995%	6/1/36	28,550	25,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Frontier Communications Holdings LLC	5.875%	10/15/27	26,240	25,125
[2]	Frontier Communications Holdings LLC	5.000%	5/1/28	167,919	153,307
[2]	Frontier Communications Holdings LLC	6.750%	5/1/29	78,962	71,749
	Frontier Communications Holdings LLC	5.875%	11/1/29	108,903	94,905
[2]	Frontier Communications Holdings LLC	6.000%	1/15/30	57,475	50,069
[2]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	116,540	103,548
[2]	Iliad Holding SAS	6.500%	10/15/26	28,825	27,758
[2]	Iliad Holding SAS	7.000%	10/15/28	18,530	17,673
	Lamar Media Corp.	3.750%	2/15/28	31,890	29,401
	Lamar Media Corp.	4.000%	2/15/30	75,500	67,939
	Lamar Media Corp.	3.625%	1/15/31	55,653	48,466
[2,3]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	53,887
	Lumen Technologies Inc.	6.750%	12/1/23	23,920	24,323
	Lumen Technologies Inc.	7.500%	4/1/24	17,708	18,189
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	28,660	29,091
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	16,096	15,248
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	75,178	67,110
	Paramount Global Inc.	6.250%	2/28/57	33,146	32,030
	Quebecor Media Inc.	5.750%	1/15/23	123,547	125,054
[2]	ROBLOX Corp.	3.875%	5/1/30	119,965	103,019
[2]	Scripps Escrow II Inc.	3.875%	1/15/29	62,485	55,521
[2]	Sirius XM Radio Inc.	3.125%	9/1/26	13,825	12,736
[2]	Sirius XM Radio Inc.	4.000%	7/15/28	35,170	31,802
[2]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	66,364
[2]	Sirius XM Radio Inc.	3.875%	9/1/31	63,105	53,360
	Sprint Capital Corp.	8.750%	3/15/32	13,969	17,754
	Sprint Communications Inc.	6.000%	11/15/22	37,646	38,174
	Sprint Corp.	7.875%	9/15/23	323,614	339,758
	Sprint Corp.	7.125%	6/15/24	70,886	74,571
	Sprint Corp.	7.625%	2/15/25	53,661	57,137
	Telecom Italia Capital SA	6.375%	11/15/33	10,545	9,327
	Telecom Italia Capital SA	6.000%	9/30/34	36,250	31,032
	Telecom Italia Capital SA	7.721%	6/4/38	36,020	33,811
[2]	Telecom Italia SpA	5.303%	5/30/24	6,555	6,425
[2]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	96,200	91,318
	T-Mobile USA Inc.	2.250%	2/15/26	970	892
[2]	T-Mobile USA Inc.	2.250%	2/15/26	4,120	3,799
	T-Mobile USA Inc.	2.625%	4/15/26	19,910	18,570
	T-Mobile USA Inc.	5.375%	4/15/27	98,340	100,450
[2]	T-Mobile USA Inc.	3.375%	4/15/29	43,900	39,739
[2]	T-Mobile USA Inc.	3.500%	4/15/31	25,030	22,186
[2]	UPC Broadband Finco BV	4.875%	7/15/31	82,240	72,258
[2]	UPC Holding BV	5.500%	1/15/28	84,310	79,840
[2]	Videotron Ltd.	5.375%	6/15/24	12,673	12,834
[2]	Videotron Ltd.	5.125%	4/15/27	1,500	1,470
[2,4]	Videotron Ltd.	3.625%	6/15/28	97,435	68,101
[2]	Videotron Ltd.	3.625%	6/15/29	46,245	40,321
[2]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	40,310
[2]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	36,924
[2,5]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	38,910	44,319
[2]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	35,208
[2]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	80,077
[2]	VZ Secured Financing BV	5.000%	1/15/32	48,645	42,491
[2,3]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	18,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	52,598
[2]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	51,944
[2,3]	WP/AP Telecom Holdings IV BV	3.750%	1/15/29	39,135	37,225
[2]	Ziggo BV	4.875%	1/15/30	66,840	59,276
					4,476,881
Consumer Discretionary (13.8%)
[2]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	44,269
[2]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	8,000	7,336
[2]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	40,233
[2]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	124,019	106,084
[2]	Adient Global Holdings Ltd.	4.875%	8/15/26	23,432	20,915
[2]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	38,713	35,982
[2]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	66,970	59,218
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	21,323
[2]	Asbury Automotive Group Inc.	4.625%	11/15/29	26,830	24,172
	Asbury Automotive Group Inc.	4.750%	3/1/30	13,388	12,002
[2]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	23,952
[2]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	17,560	14,359
	Bath & Body Works Inc.	6.694%	1/15/27	13,000	13,490
[2]	Bath & Body Works Inc.	6.625%	10/1/30	68,730	68,444
[2]	Beacon Roofing Supply Inc.	4.125%	5/15/29	17,080	15,023
	Boyd Gaming Corp.	4.750%	12/1/27	128,570	121,688
[2]	Builders Firstsource Inc.	4.250%	2/1/32	32,815	28,023
[2]	Caesars Entertainment Inc.	6.250%	7/1/25	64,450	65,177
[2]	Caesars Entertainment Inc.	8.125%	7/1/27	59,505	62,178
[2]	Caesars Entertainment Inc.	4.625%	10/15/29	46,265	39,944
[2]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	21,605	22,053
[2]	Carnival Corp.	5.750%	3/1/27	14,420	13,126
[2]	Carnival Corp.	4.000%	8/1/28	104,375	93,973
[2]	Carnival Corp.	6.000%	5/1/29	113,690	102,052
	Cedar Fair LP	5.250%	7/15/29	55,656	52,696
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	32,005	31,129
[2]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	10,000	10,052
[2]	Cinemark USA Inc.	8.750%	5/1/25	5,595	5,809
[2]	Cinemark USA Inc.	5.875%	3/15/26	11,850	11,138
[2]	Cinemark USA Inc.	5.250%	7/15/28	77,440	68,529
[2,3]	Cirsa Finance International Sarl	6.250%	12/20/23	39,240	41,158
[2,3]	Cirsa Finance International Sarl	4.500%	3/15/27	17,660	16,710
[2]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	31,159
[2]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	26,491	26,532
	Ford Motor Co.	4.346%	12/8/26	27,780	26,667
	Ford Motor Co.	3.250%	2/12/32	114,570	93,028
	Ford Motor Co.	4.750%	1/15/43	15,000	12,080
	Ford Motor Co.	5.291%	12/8/46	13,765	11,833
	Ford Motor Credit Co. LLC	2.979%	8/3/22	9,735	9,728
	Ford Motor Credit Co. LLC	4.250%	9/20/22	72,806	73,083
	Ford Motor Credit Co. LLC	3.350%	11/1/22	41,781	41,787
	Ford Motor Credit Co. LLC	3.087%	1/9/23	34,291	34,098
	Ford Motor Credit Co. LLC	4.140%	2/15/23	21,180	21,181
	Ford Motor Credit Co. LLC	3.096%	5/4/23	11,846	11,715
	Ford Motor Credit Co. LLC	4.375%	8/6/23	210	210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	3.370%	11/17/23	16,305	16,041
	Ford Motor Credit Co. LLC	4.134%	8/4/25	15,275	14,790
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,070	15,152
	Ford Motor Credit Co. LLC	4.389%	1/8/26	4,800	4,629
	Ford Motor Credit Co. LLC	2.700%	8/10/26	87,840	78,362
	Ford Motor Credit Co. LLC	4.950%	5/28/27	29,165	28,354
	Ford Motor Credit Co. LLC	3.815%	11/2/27	6,000	5,460
[6]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	2.366%	8/3/22	21,625	21,570
[6]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.741%	2/15/23	5,100	5,073
[2]	Gap Inc.	3.625%	10/1/29	42,730	34,783
[2]	Gap Inc.	3.875%	10/1/31	66,300	53,050
[2]	Group 1 Automotive Inc.	4.000%	8/15/28	4,054	3,647
[2]	Hanesbrands Inc.	4.625%	5/15/24	21,770	21,577
[2]	Hanesbrands Inc.	4.875%	5/15/26	93,794	91,684
[2]	JELD-WEN Inc.	4.625%	12/15/25	8,571	8,106
[2]	JELD-WEN Inc.	4.875%	12/15/27	31,928	28,986
[2]	KAR Auction Services Inc.	5.125%	6/1/25	84,923	86,079
	KB Home	7.500%	9/15/22	6,935	7,041
	KB Home	7.625%	5/15/23	41,775	42,802
	KB Home	4.800%	11/15/29	15,825	14,326
	KB Home	4.000%	6/15/31	43,745	37,398
[2]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	32,810	32,733
[2]	Lithia Motors Inc.	4.625%	12/15/27	69,275	66,853
[2]	Lithia Motors Inc.	4.375%	1/15/31	22,880	21,106
[2]	Masonite International Corp.	3.500%	2/15/30	12,420	10,529
[2]	Mattel Inc.	3.375%	4/1/26	18,470	17,964
[2]	Mattel Inc.	5.875%	12/15/27	76,280	78,002
[2]	Mattel Inc.	3.750%	4/1/29	25,585	24,371
	MGM Resorts International	6.000%	3/15/23	33,571	33,995
	MGM Resorts International	5.750%	6/15/25	32,801	32,566
[2]	Michaels Cos. Inc.	5.250%	5/1/28	48,585	41,775
[2]	Michaels Cos. Inc.	7.875%	5/1/29	42,725	33,917
[2]	NCL Corp Ltd.	7.750%	2/15/29	14,625	14,189
[2]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	15,825	15,797
[2]	Petsmart Inc.	4.750%	2/15/28	85,461	79,491
[2]	Petsmart Inc.	7.750%	2/15/29	21,006	20,901
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	8,580	8,604
[2]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	10,284
[2]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	91,230	85,026
[2]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	17,524
[2]	Scientific Games International Inc.	7.000%	5/15/28	47,625	48,776
	Service Corp. International	4.625%	12/15/27	27,935	27,218
	Service Corp. International	5.125%	6/1/29	44,190	43,586
	Service Corp. International	3.375%	8/15/30	26,810	23,176
	Service Corp. International	4.000%	5/15/31	65,605	59,263
[2]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	29,400	28,039
[2]	Taylor Morrison Communities Inc.	5.875%	6/15/27	9,642	9,573
[2]	Taylor Morrison Communities Inc.	5.125%	8/1/30	37,717	34,511
[2]	Tempur Sealy International Inc.	3.875%	10/15/31	8,438	7,005
	Toll Brothers Finance Corp.	4.375%	4/15/23	10,000	10,076
	Under Armour Inc.	3.250%	6/15/26	66,860	61,744
[2]	William Carter Co.	5.625%	3/15/27	12,968	12,920
[2]	Wolverine World Wide Inc.	4.000%	8/15/29	10,000	8,504
[2]	WW International Inc.	4.500%	4/15/29	70,400	55,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	70,661	68,365
[2]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	49,820	45,883
[2]	Wynn Macau Ltd.	5.500%	1/15/26	10,000	8,672
[2]	Wynn Macau Ltd.	5.125%	12/15/29	25,500	20,143
[2]	Yum! Brands Inc.	4.750%	1/15/30	37,170	35,334
	Yum! Brands Inc.	3.625%	3/15/31	93,497	80,395
					3,638,868
Consumer Staples (2.8%)
	B&G Foods Inc.	5.250%	4/1/25	60,337	57,444
	B&G Foods Inc.	5.250%	9/15/27	58,175	53,276
[2,3]	Darling Global Finance BV	3.625%	5/15/26	12,945	13,564
[2]	Darling Ingredients Inc.	5.250%	4/15/27	10,305	10,336
[2]	Energizer Holdings Inc.	4.750%	6/15/28	54,462	47,780
[2]	Energizer Holdings Inc.	4.375%	3/31/29	80,760	67,219
[2]	Performance Food Group Inc.	6.875%	5/1/25	6,645	6,832
[2]	Performance Food Group Inc.	5.500%	10/15/27	86,710	84,094
[2]	Performance Food Group Inc.	4.250%	8/1/29	76,570	68,119
[2]	Post Holdings Inc.	5.750%	3/1/27	8,810	8,715
[2]	Post Holdings Inc.	5.625%	1/15/28	90,650	85,791
[2]	Post Holdings Inc.	5.500%	12/15/29	30,690	27,895
[2]	Post Holdings Inc.	4.625%	4/15/30	73,334	62,717
[2]	Post Holdings Inc.	4.500%	9/15/31	100,565	83,871
	TreeHouse Foods Inc.	4.000%	9/1/28	14,648	12,009
[2]	United Natural Foods Inc.	6.750%	10/15/28	34,060	34,176
[2]	US Foods Inc.	4.625%	6/1/30	17,940	16,115
					739,953
Energy (8.9%)
	Apache Corp.	4.875%	11/15/27	33,350	32,941
	Apache Corp.	4.375%	10/15/28	4,225	3,971
	Apache Corp.	4.250%	1/15/30	24,860	23,193
	Apache Corp.	5.100%	9/1/40	37,550	33,984
	Apache Corp.	5.250%	2/1/42	16,724	15,428
	Apache Corp.	4.250%	1/15/44	1,636	1,309
	Apache Corp.	5.350%	7/1/49	47,762	42,123
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	15,055	15,507
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	19,310	19,334
[2]	Buckeye Partners LP	4.125%	3/1/25	38,844	37,372
	Buckeye Partners LP	3.950%	12/1/26	20,553	19,390
	Buckeye Partners LP	4.125%	12/1/27	5,680	5,202
[2]	Buckeye Partners LP	4.500%	3/1/28	74,518	67,979
	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	37,022
	Continental Resources Inc.	4.375%	1/15/28	54,925	53,801
[2]	Continental Resources Inc.	5.750%	1/15/31	48,530	49,783
	Continental Resources Inc.	4.900%	6/1/44	82,859	71,896
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	31,910
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	25,721
[2]	DT Midstream Inc.	4.125%	6/15/29	81,409	73,920
[2]	DT Midstream Inc.	4.375%	6/15/31	103,880	93,229
	Earthstone Energy Holdings LLC	8.000%	4/15/27	12,135	12,099
[2]	EnLink Midstream LLC	5.625%	1/15/28	20,487	20,303
	EnLink Midstream LLC	5.375%	6/1/29	28,150	27,412
	EnLink Midstream Partners LP	4.400%	4/1/24	5,000	4,934
	EnLink Midstream Partners LP	4.150%	6/1/25	19,641	19,061
	EnLink Midstream Partners LP	4.850%	7/15/26	23,854	23,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	23,979
	EQM Midstream Partners LP	4.750%	7/15/23	6,610	6,586
	EQM Midstream Partners LP	4.000%	8/1/24	23,880	23,113
[2]	EQM Midstream Partners LP	6.000%	7/1/25	56,531	56,157
[2]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	61,611
	EQM Midstream Partners LP	5.500%	7/15/28	15,541	14,846
[2]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	30,723
[2]	EQM Midstream Partners LP	4.750%	1/15/31	68,622	61,336
	EQT Corp.	6.625%	2/1/25	4,855	5,056
	EQT Corp.	3.900%	10/1/27	4,925	4,724
[2]	EQT Corp.	3.625%	5/15/31	31,073	28,127
	Occidental Petroleum Corp.	5.500%	12/1/25	39,025	39,718
	Occidental Petroleum Corp.	3.400%	4/15/26	12,500	11,901
	Occidental Petroleum Corp.	3.200%	8/15/26	8,175	7,685
	Occidental Petroleum Corp.	3.000%	2/15/27	9,320	8,685
	Occidental Petroleum Corp.	6.375%	9/1/28	8,265	8,718
	Occidental Petroleum Corp.	3.500%	8/15/29	49,264	46,273
	Occidental Petroleum Corp.	6.125%	1/1/31	23,416	24,647
	Occidental Petroleum Corp.	4.400%	4/15/46	8,420	7,246
	Occidental Petroleum Corp.	4.100%	2/15/47	11,065	9,205
	Occidental Petroleum Corp.	4.200%	3/15/48	4,675	3,876
	Occidental Petroleum Corp.	4.400%	8/15/49	4,525	3,826
	Ovintiv Inc.	7.200%	11/1/31	4,457	5,084
	Ovintiv Inc.	7.375%	11/1/31	43,158	49,909
	Ovintiv Inc.	6.500%	8/15/34	25,560	28,185
	Ovintiv Inc.	6.500%	2/1/38	23,025	25,163
	Range Resources Corp.	5.000%	3/15/23	17,211	17,250
	Range Resources Corp.	8.250%	1/15/29	23,160	24,807
[2]	Range Resources Corp.	4.750%	2/15/30	10,910	10,404
[2]	Rockies Express Pipeline LLC	4.950%	7/15/29	10,603	9,944
[2]	Rockies Express Pipeline LLC	4.800%	5/15/30	8,522	7,833
[2]	Rockies Express Pipeline LLC	7.500%	7/15/38	11,933	11,784
	Southwestern Energy Co.	5.375%	2/1/29	28,520	28,182
	Southwestern Energy Co.	5.375%	3/15/30	68,570	67,724
	Southwestern Energy Co.	4.750%	2/1/32	13,550	12,819
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	70,823
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	18,163
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	31,095	28,018
[2]	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	45,595	41,118
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	32,470	34,195
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	48,850	46,965
[2,7]	Transocean Guardian Ltd.	5.875%	1/15/24	35,457	33,883
[2,7]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	13,514	13,606
[2,7]	Transocean Pontus Ltd.	6.125%	8/1/25	25,334	24,942
[2,7]	Transocean Proteus Ltd.	6.250%	12/1/24	17,296	17,078
[2]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	49,475	45,177
[2]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	61,945	56,509
[2]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	79,365	69,120
	Western Midstream Operating LP	3.600%	2/1/25	15,585	14,909
	Western Midstream Operating LP	3.950%	6/1/25	14,570	14,153
	Western Midstream Operating LP	4.650%	7/1/26	39,380	38,823
	Western Midstream Operating LP	4.500%	3/1/28	3,250	3,114
	Western Midstream Operating LP	4.750%	8/15/28	7,215	7,024
	Western Midstream Operating LP	5.450%	4/1/44	21,255	19,506
	Western Midstream Operating LP	5.300%	3/1/48	53,203	46,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	5.750%	2/1/50	63,863	56,342
					2,348,888
Financials (7.2%)
[2]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	135,105	117,996
[2]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	4,950	4,324
[2]	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	122,625
	Aircastle Ltd.	4.125%	5/1/24	22,750	22,619
[2]	AmWINS Group Inc.	4.875%	6/30/29	9,190	8,407
[2]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	51,058
[2]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	26,230	23,464
	Credit Acceptance Corp.	6.625%	3/15/26	3,000	3,032
	Credit Suisse Group AG	6.250%	12/29/49	195,295	188,966
[2]	Enact Holdings Inc.	6.500%	8/15/25	74,125	73,860
[2]	FirstCash Inc.	4.625%	9/1/28	20,000	18,202
[2]	FirstCash Inc.	5.625%	1/1/30	14,725	13,699
[2]	Fly Leasing Ltd.	7.000%	10/15/24	20,132	17,911
[2]	Freedom Mortgage Corp.	8.125%	11/15/24	9,198	8,914
[2]	Freedom Mortgage Corp.	8.250%	4/15/25	44,768	42,953
[2]	Freedom Mortgage Corp.	7.625%	5/1/26	3,152	2,868
[2]	Freedom Mortgage Corp.	6.625%	1/15/27	9,500	8,212
[2]	goeasy Ltd.	4.375%	5/1/26	48,048	44,921
[2]	Home Point Capital Inc.	5.000%	2/1/26	36,874	29,216
[2]	HUB International Ltd.	5.625%	12/1/29	32,265	29,556
[2]	Intesa Sanpaolo SpA	5.017%	6/26/24	43,740	42,993
[2]	Intesa Sanpaolo SpA	5.710%	1/15/26	110,000	109,486
[2]	LD Holdings Group LLC	6.500%	11/1/25	15,880	13,160
[2]	LD Holdings Group LLC	6.125%	4/1/28	2,585	1,952
	MGIC Investment Corp.	5.750%	8/15/23	23,315	23,632
	MGIC Investment Corp.	5.250%	8/15/28	23,805	22,432
[2]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	123,360	107,370
	Navient Corp.	5.500%	1/25/23	43,440	43,657
	Navient Corp.	7.250%	9/25/23	9,039	9,290
	Navient Corp.	6.125%	3/25/24	10,000	10,047
	Navient Corp.	5.875%	10/25/24	6,000	5,974
	Navient Corp.	6.750%	6/15/26	1,460	1,437
	Navient Corp.	4.875%	3/15/28	15,026	13,194
	Navient Corp.	5.500%	3/15/29	82,555	72,824
	Navient Corp.	5.625%	8/1/33	10,626	8,588
	OneMain Finance Corp.	8.250%	10/1/23	12,466	12,984
	OneMain Finance Corp.	6.125%	3/15/24	27,155	27,257
	OneMain Finance Corp.	7.125%	3/15/26	109,246	111,197
	OneMain Finance Corp.	3.500%	1/15/27	20,735	18,249
	OneMain Finance Corp.	3.875%	9/15/28	58,650	49,832
	OneMain Finance Corp.	4.000%	9/15/30	48,500	39,692
[2]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	20,219
[2]	PennyMac Financial Services Inc.	5.375%	10/15/25	62,863	59,745
[2]	PennyMac Financial Services Inc.	4.250%	2/15/29	64,300	51,809
[2]	PennyMac Financial Services Inc.	5.750%	9/15/31	19,390	16,086
	Radian Group Inc.	4.500%	10/1/24	73,175	71,470
	Radian Group Inc.	6.625%	3/15/25	10,000	10,181
	Radian Group Inc.	4.875%	3/15/27	36,000	34,447
	SLM Corp.	3.125%	11/2/26	16,925	15,480
[2]	United Wholesale Mortgage LLC	5.500%	11/15/25	17,200	15,829
[2]	United Wholesale Mortgage LLC	5.750%	6/15/27	24,350	21,126
[2]	United Wholesale Mortgage LLC	5.500%	4/15/29	10,000	8,322
					1,902,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (10.5%)
[2]	180 Medical Inc.	3.875%	10/15/29	4,805	4,307
[2]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	38,630	37,614
[2]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	37,507	35,562
[2,3]	Avantor Funding Inc.	2.625%	11/1/25	76,630	78,513
[2]	Avantor Funding Inc.	4.625%	7/15/28	102,390	97,743
[2]	Bausch Health Americas Inc.	9.250%	4/1/26	17,325	17,185
[2]	Bausch Health Americas Inc.	8.500%	1/31/27	50,700	48,001
[2]	Bausch Health Cos. Inc.	6.125%	4/15/25	106,354	106,635
[2]	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	49,985
[2]	Bausch Health Cos. Inc.	9.000%	12/15/25	26,760	26,870
[2]	Bausch Health Cos. Inc.	6.125%	2/1/27	17,075	16,417
[2]	Bausch Health Cos. Inc.	5.750%	8/15/27	12,790	11,999
[2]	Bausch Health Cos. Inc.	7.000%	1/15/28	18,060	14,828
[2]	Bausch Health Cos. Inc.	5.000%	1/30/28	33,125	24,475
[2]	Bausch Health Cos. Inc.	4.875%	6/1/28	33,380	29,622
[2]	Bausch Health Cos. Inc.	7.250%	5/30/29	1,940	1,466
[2]	Bausch Health Cos. Inc.	5.250%	1/30/30	49,350	34,245
[2,3]	CAB SELAS	3.375%	2/1/28	43,453	40,741
[3]	CAB SELAS	3.375%	2/1/28	34,950	32,769
[2]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	20,700
[2,3]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	42,469
[2]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	12,215	10,591
[2]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	38,905	33,916
	Centene Corp.	4.250%	12/15/27	80,915	78,484
	Centene Corp.	4.625%	12/15/29	41,455	40,171
	Centene Corp.	3.000%	10/15/30	18,435	15,992
[2]	Charles River Laboratories International Inc.	4.250%	5/1/28	43,614	41,627
[2]	Charles River Laboratories International Inc.	3.750%	3/15/29	24,860	22,571
[2]	Charles River Laboratories International Inc.	4.000%	3/15/31	22,050	19,706
[2]	CHS/Community Health Systems Inc.	5.625%	3/15/27	54,665	52,149
[2]	CHS/Community Health Systems Inc.	6.000%	1/15/29	21,435	20,263
[2]	CHS/Community Health Systems Inc.	5.250%	5/15/30	44,365	38,922
[2]	CHS/Community Health Systems Inc.	4.750%	2/15/31	38,895	32,913
[2]	Grifols Escrow Issuer SA	4.750%	10/15/28	23,180	21,205
[2,3]	Grifols SA	1.625%	2/15/25	27,965	27,568
[2,3]	Grifols SA	2.250%	11/15/27	42,955	40,973
	HCA Inc.	5.875%	5/1/23	84,861	87,592
	HCA Inc.	5.375%	2/1/25	31,390	32,290
	HCA Inc.	7.690%	6/15/25	4,510	4,876
	HCA Inc.	5.875%	2/15/26	110,595	114,574
	HCA Inc.	5.625%	9/1/28	12,585	13,007
	HCA Inc.	5.875%	2/1/29	39,095	40,733
	HCA Inc.	3.500%	9/1/30	178,580	160,087
[2]	Hologic Inc.	3.250%	2/15/29	48,275	43,048
[2]	IQVIA Inc.	5.000%	10/15/26	46,310	46,123
[2]	IQVIA Inc.	5.000%	5/15/27	99,992	99,208
[2,3]	IQVIA Inc.	2.250%	1/15/28	41,670	39,491
[2,3]	IQVIA Inc.	2.875%	6/15/28	61,595	59,314
[2]	Jazz Securities DAC	4.375%	1/15/29	55,260	51,098
[2]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	215,210	188,159
[2]	Mozart Debt Merger Sub Inc.	5.250%	10/1/29	125,216	108,924
[2]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	109,270	101,502
[2]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	36,240	32,777
[2]	Owens & Minor Inc.	6.625%	4/1/30	17,382	17,014
[2]	Prestige Brands Inc.	3.750%	4/1/31	8,723	7,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Teleflex Inc.	4.250%	6/1/28	31,312	29,502
	Tenet Healthcare Corp.	4.625%	7/15/24	3,978	3,969
[2]	Tenet Healthcare Corp.	4.625%	9/1/24	27,250	27,124
[2]	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	8,706
[2]	Tenet Healthcare Corp.	4.625%	6/15/28	8,020	7,575
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	7,370	7,315
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	94,130	81,328
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	75,000	76,181
					2,758,117
Industrials (5.8%)
[2]	APX Group Inc.	5.750%	7/15/29	22,065	18,100
[2]	Aramark Services Inc.	5.000%	4/1/25	54,020	53,726
[2]	Aramark Services Inc.	5.000%	2/1/28	31,627	29,507
[2]	Ashtead Capital Inc.	4.375%	8/15/27	23,180	22,742
[2]	Brand Industrial Services Inc.	8.500%	7/15/25	68,915	62,154
[2]	BWX Technologies Inc.	4.125%	6/30/28	29,906	27,868
[2]	BWX Technologies Inc.	4.125%	4/15/29	53,005	48,958
[2]	Clean Harbors Inc.	4.875%	7/15/27	47,390	46,784
[2]	Clean Harbors Inc.	5.125%	7/15/29	25,851	25,380
[2]	Covanta Holding Corp.	4.875%	12/1/29	21,275	19,326
[2]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	104,477	93,524
[2]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	72,095	70,365
[2]	Herc Holdings Inc.	5.500%	7/15/27	197,742	193,728
[2,3]	Loxam SAS	4.250%	4/15/24	5,520	5,782
[3]	Loxam SAS	2.875%	4/15/26	19,380	18,949
[3]	Loxam SAS	3.750%	7/15/26	28,395	28,615
[2]	Mueller Water Products Inc.	4.000%	6/15/29	6,225	5,656
[2,3]	Q-Park Holding I BV	1.500%	3/1/25	27,330	26,111
[2,3]	Q-Park Holding I BV	2.000%	3/1/27	34,995	32,196
[2]	Sensata Technologies BV	4.875%	10/15/23	10,000	10,032
[2]	Sensata Technologies BV	5.625%	11/1/24	19,290	19,545
[2]	Sensata Technologies BV	5.000%	10/1/25	52,750	52,339
[2]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	11,611
[2]	Sensata Technologies Inc.	3.750%	2/15/31	61,723	52,242
[2]	Spirit AeroSystems Inc.	5.500%	1/15/25	24,250	24,171
[2]	Stericycle Inc.	3.875%	1/15/29	8,425	7,436
[2,3]	TK Elevator Midco GmbH	4.375%	7/15/27	8,900	8,661
[2]	TK Elevator US Newco Inc.	5.250%	7/15/27	57,081	53,540
[2]	TransDigm Inc.	6.250%	3/15/26	20,000	20,026
	TransDigm Inc.	5.500%	11/15/27	18,655	17,109
	TransDigm Inc.	4.625%	1/15/29	70,281	60,728
[2]	United Airlines Inc.	4.375%	4/15/26	9,000	8,672
[2]	United Airlines Inc.	4.625%	4/15/29	20,230	18,587
	United Rentals North America Inc.	5.500%	5/15/27	38,166	39,020
	United Rentals North America Inc.	4.875%	1/15/28	71,121	69,221
	United Rentals North America Inc.	5.250%	1/15/30	24,410	23,962
	United Rentals North America Inc.	4.000%	7/15/30	57,240	51,230
	United Rentals North America Inc.	3.875%	2/15/31	48,454	42,888
	United Rentals North America Inc.	3.750%	1/15/32	56,825	49,492
[2,3]	Verisure Holding AB	3.250%	2/15/27	33,594	31,878
[2,3]	Verisure Midholding AB	5.250%	2/15/29	7,557	6,980
[2]	WESCO Distribution Inc.	7.125%	6/15/25	10,000	10,382
[2]	Williams Scotsman International Inc.	4.625%	8/15/28	5,695	5,399
					1,524,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (7.2%)
[2]	ARD Finance SA	6.500%	6/30/27	18,990	16,089
[2]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	42,625	37,413
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	51,375	47,655
[2,5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	5,967
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	42,453	36,387
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	82,622	70,980
[2]	Axalta Coating Systems LLC	3.375%	2/15/29	25,280	21,928
[3]	Ball Corp.	1.500%	3/15/27	68,205	66,281
[2]	Berry Global Inc.	4.500%	2/15/26	36,204	35,641
[2]	Berry Global Inc.	4.875%	7/15/26	53,380	53,092
[2]	Berry Global Inc.	5.625%	7/15/27	7,055	7,031
	Cemex SAB de CV	7.375%	6/5/27	17,810	18,749
[2]	Cemex SAB de CV	5.450%	11/19/29	2,000	1,920
	Cemex SAB de CV	5.450%	11/19/29	18,910	18,106
[2]	Cemex SAB de CV	3.875%	7/11/31	45,620	38,738
	Chemours Co.	5.375%	5/15/27	31,740	30,921
[2]	Chemours Co.	4.625%	11/15/29	25,000	21,650
[2]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	9,435	9,425
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,585
	Commercial Metals Co.	4.125%	1/15/30	14,115	12,840
	Commercial Metals Co.	3.875%	2/15/31	4,660	4,100
	Commercial Metals Co.	4.375%	3/15/32	16,060	14,348
[2]	Constellium SE	5.875%	2/15/26	19,025	18,843
[2]	Constellium SE	5.625%	6/15/28	11,954	11,454
[2]	Constellium SE	3.750%	4/15/29	33,569	28,970
[2]	Crown Americas LLC	5.250%	4/1/30	76,710	76,036
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	16,434	15,916
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	20,130	20,074
[2,3]	Crown European Holdings SA	2.875%	2/1/26	51,200	53,650
[2]	Diamond BC BV	4.625%	10/1/29	13,745	11,836
[2]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	34,525	34,258
[2]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	22,010	21,867
	Graphic Packaging International LLC	4.125%	8/15/24	23,440	23,369
[2]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,624
[2]	Graphic Packaging International LLC	3.500%	3/15/28	74,555	67,473
[2]	Graphic Packaging International LLC	3.500%	3/1/29	17,280	15,379
[2]	Graphic Packaging International LLC	3.750%	2/1/30	18,085	15,885
[2]	NOVA Chemicals Corp.	5.250%	6/1/27	43,258	41,394
[2]	Novelis Corp.	3.250%	11/15/26	24,245	22,142
[2]	Novelis Corp.	4.750%	1/30/30	51,958	47,754
[2]	Novelis Corp.	3.875%	8/15/31	24,990	21,375
[2]	OCI NV	4.625%	10/15/25	22,514	22,543
	Olin Corp.	5.125%	9/15/27	61,215	60,411
	Olin Corp.	5.625%	8/1/29	56,960	56,049
	Olin Corp.	5.000%	2/1/30	35,955	34,092
[2]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	48,968	49,677
[2]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	28,862
[2]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	42,284
[2]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	42,690	42,414
[2]	Sealed Air Corp.	4.000%	12/1/27	8,853	8,333
	Silgan Holdings Inc.	4.125%	2/1/28	14,225	13,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	39,433
[2]	Standard Industries Inc.	5.000%	2/15/27	23,785	22,563
[2]	Standard Industries Inc.	4.750%	1/15/28	26,914	24,781
[2]	Standard Industries Inc.	4.375%	7/15/30	107,750	90,046
[2]	Standard Industries Inc.	3.375%	1/15/31	119,950	95,425
[2,3]	Trivium Packaging Finance BV	3.750%	8/15/26	6,095	6,150
[2]	Trivium Packaging Finance BV	5.500%	8/15/26	59,455	57,464
[2]	Trivium Packaging Finance BV	8.500%	8/15/27	1,178	1,163
[2]	Tronox Inc.	4.625%	3/15/29	73,460	65,563
					1,891,709
Real Estate (1.3%)
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	4,000	4,069
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	27,875	28,423
[2]	Iron Mountain Inc.	4.875%	9/15/27	26,970	25,683
[2]	Iron Mountain Inc.	4.875%	9/15/29	67,770	62,150
	Service Properties Trust	4.500%	3/15/25	1,582	1,431
	Service Properties Trust	7.500%	9/15/25	4,808	4,803
	Service Properties Trust	5.250%	2/15/26	6,650	5,952
	Service Properties Trust	4.750%	10/1/26	33,592	29,186
	Service Properties Trust	4.950%	2/15/27	9,445	8,192
	Service Properties Trust	5.500%	12/15/27	38,399	34,942
	Service Properties Trust	3.950%	1/15/28	18,540	14,685
	Service Properties Trust	4.950%	10/1/29	2,884	2,307
	Service Properties Trust	4.375%	2/15/30	17,714	13,599
	VICI Properties LP / VICI Note Co Inc.	5.625%	5/1/24	5,000	5,039
[2]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	87,348	82,983
[2]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	14,502
[2]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	23,225	21,735
					359,681
Technology (10.5%)
[2]	Black Knight InfoServ LLC	3.625%	9/1/28	69,188	64,233
[2]	Booz Allen Hamilton Inc.	3.875%	9/1/28	10,820	9,993
[2]	Booz Allen Hamilton Inc.	4.000%	7/1/29	14,295	13,206
	CDK Global Inc.	5.000%	10/15/24	6,015	6,208
	CDK Global Inc.	4.875%	6/1/27	27,087	27,290
[2]	CDK Global Inc.	5.250%	5/15/29	27,675	27,884
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	12,007	12,291
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	61,233	60,307
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	77,724	72,783
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	81,684	70,724
[2]	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	111,020	110,803
[2]	Condor Merger Sub Inc.	7.375%	2/15/30	29,250	26,168
[2]	Entegris Escrow Corp.	4.750%	4/15/29	34,590	33,289
[2]	Entegris Inc.	4.375%	4/15/28	67,165	62,509
[2]	Entegris Inc.	3.625%	5/1/29	20,155	17,733
[2]	Fair Isaac Corp.	4.000%	6/15/28	27,430	25,074
[2]	Gartner Inc.	3.625%	6/15/29	12,435	11,227
[2]	Gartner Inc.	3.750%	10/1/30	38,129	34,110
[2]	II-VI Inc.	5.000%	12/15/29	23,595	22,131
[2]	Imola Merger Corp.	4.750%	5/15/29	242,905	226,746
	Microchip Technology Inc.	4.250%	9/1/25	45,630	45,342
[2]	Minerva Merger Sub Inc.	6.500%	2/15/30	65,680	60,423
[2]	MSCI Inc.	4.000%	11/15/29	55,270	50,869
[2]	MSCI Inc.	3.625%	9/1/30	10,965	9,697
[2]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	5,230	5,066
[2]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	87,345	82,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Nielsen Finance LLC / Nielsen Finance Co.	5.875%	10/1/30	4,000	3,843
[2]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	52,325	49,433
	Nokia of America Corp.	6.500%	1/15/28	56,315	57,002
	Nokia of America Corp.	6.450%	3/15/29	88,747	92,297
	Nokia OYJ	4.375%	6/12/27	59,355	57,754
	Nokia OYJ	6.625%	5/15/39	129,409	149,380
	NortonLifeLock Inc.	3.950%	6/15/22	11,455	11,434
[2]	NortonLifeLock Inc.	5.000%	4/15/25	132,140	132,072
[2]	Open Text Corp.	3.875%	2/15/28	99,067	90,308
[2]	Open Text Corp.	3.875%	12/1/29	24,620	21,890
[2]	Open Text Holdings Inc.	4.125%	2/15/30	95,210	84,787
[2]	Open Text Holdings Inc.	4.125%	12/1/31	30,015	26,062
[2]	Presidio Holdings Inc.	4.875%	2/1/27	97,432	93,296
[2]	Presidio Holdings Inc.	8.250%	2/1/28	33,850	32,988
[2]	PTC Inc.	3.625%	2/15/25	18,000	17,514
[2]	PTC Inc.	4.000%	2/15/28	20,370	18,955
	Qorvo Inc.	4.375%	10/15/29	66,375	61,447
[2]	Qorvo Inc.	3.375%	4/1/31	17,827	14,929
[2]	Square Inc.	2.750%	6/1/26	57,887	52,865
[2]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	144,930
	Western Digital Corp.	4.750%	2/15/26	83,443	82,905
	Xerox Corp.	4.625%	3/15/23	70,356	70,356
	Xerox Corp.	4.800%	3/1/35	29,269	23,108
	Xerox Corp.	6.750%	12/15/39	39,756	36,830
[2]	Xerox Holdings Corp.	5.000%	8/15/25	5,145	4,939
[2]	Xerox Holdings Corp.	5.500%	8/15/28	158,030	142,326
					2,762,250
Utilities (1.7%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	47,162
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	37,500	36,916
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	46,350
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	41,391	40,646
[2]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	17,819
[2]	Clearway Energy Operating LLC	3.750%	2/15/31	81,950	70,469
[2]	Clearway Energy Operating LLC	3.750%	1/15/32	16,020	13,645
[2]	NextEra Energy Operating Partners LP	4.250%	7/15/24	33,229	32,983
[2]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,502
[2]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	98,846
[2]	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	22,897
[2]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	19,605	17,708
					448,943
Total Corporate Bonds (Cost $24,566,751)					22,852,676
Floating Rate Loan Interests (5.9%)
[6]	APX Group Inc. Term Loan, 1M USD LIBOR + 3.500%	4.051%	7/10/28	56,921	56,322
[6]	APX Group Inc. Term Loan, Prime + 2.500%	6.000%	7/10/28	12	10
[6]	Asurion LLC 2nd Lien Term Loan, 1M USD LIBOR + 5.250%	6.014%	1/20/29	10,225	9,903
[6]	Asurion LLC Term Loan, 1M USD LIBOR + 3.000%	3.764%	11/3/24	97,540	96,540
[6]	Asurion LLC Term Loan, 1M USD LIBOR + 3.250%	4.014%	12/23/26	45,210	44,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Asurion LLC Term Loan, 1M USD LIBOR + 3.250%	4.014%	7/31/27	76,562	74,744
[6]	Athenahealth Inc. Term Loan, SOFR30A + 3.500%	4.009%	2/15/29	42,779	42,266
[6]	Beacon Roofing Supply Inc. Term Loan, 1M USD LIBOR + 2.250%	3.014%	5/19/28	27,673	27,271
[6]	Brown Group Holding LLC Term Loan, 3M USD LIBOR + 2.500%	3.506%	6/7/28	92,962	91,521
[6]	Chamberlain Group Inc. Term Loan, 3M USD LIBOR + 3.500%	4.506%	11/3/28	75,805	74,384
[6]	Clarios Global LP Term Loan, 1M USD LIBOR + 3.250%	4.014%	4/30/26	31,870	31,320
[6]	Dun & Bradstreet Corp. Term Loan, 1M USD LIBOR + 3.250%	3.918%	2/6/26	148,473	147,298
[6]	Froneri International Ltd. Term Loan, 1M USD LIBOR + 2.250%	3.014%	1/29/27	30,374	29,577
[6]	Great Outdoors Group LLC Term Loan, 1M USD LIBOR + 3.750%	4.514%	3/6/28	75,256	74,410
[6]	HUB International Ltd. Term Loan, 3M USD LIBOR + 3.250%	4.256%	4/25/25	55,507	55,181
[6]	ICON Luxembourg Sarl Term Loan, 3M USD LIBOR + 2.250%	3.313%	7/3/28	19,875	19,729
[6]	IRB Holding Corp. Term Loan, SOFR30A + 3.000%	3.750%	12/15/27	135,953	133,913
[6]	McAfee LLC Term Loan, SOFR30A + 4.000%	4.500%	3/1/29	75,890	74,391
[6]	Medline Borrower LP Term Loan, 1M USD LIBOR + 3.250%	4.014%	10/23/28	126,425	124,198
[6]	NorthRiver Midstream Finance LP Term Loan, 3M USD LIBOR + 3.250%	4.217%	10/1/25	22,871	22,715
[6]	Owens & Minor Inc. Term Loan, SOFR + 3.750%	4.450%	3/29/29	12,740	12,764
[6]	Peraton Corp. Term Loan, 1M USD LIBOR + 3.750%	4.514%	2/1/28	71,234	70,611
[6]	SRAM LLC Term Loan, 3M USD LIBOR + 2.750%	3.250%–3.989%	5/18/28	17,874	17,674
[6]	SRAM LLC Term Loan, 6M USD LIBOR + 2.750%	3.250%	5/18/28	48,124	47,582
[6,8]	SRS Distribution Inc. Term Loan, SOFR90A + 3.500%	—%	6/2/28	11,810	11,367
[6]	SS&C European Holdings Sarl Term Loan, 1M USD LIBOR + 1.750%	2.514%	4/16/25	14,952	14,719
[6]	SS&C Technologies Inc. Term Loan, 1M USD LIBOR + 1.750%	2.514%	4/16/25	36,543	36,015
[6]	Trans Union LLC Term Loan, 1M USD LIBOR + 2.250%	3.014%	12/1/28	78,110	77,205
[6]	WW International Inc. Term Loan, 1M USD LIBOR + 3.500%	4.264%	4/13/28	40,365	36,110
Total Floating Rate Loan Interests (Cost $1,574,986)					1,553,895
Temporary Cash Investments (0.8%)
Repurchase Agreements (0.1%)
	Bank of America Securities, LLC (Dated 4/29/22, Repurchase Value $1,600,000, collateralized by Ginnie Mae 2.500%–3.500%, 5/20/47–3/20/51, with a value of $1,632,000)	0.300%	5/2/22	1,600	1,600
	Credit Agricole Securities (Dated 4/29/22, Repurchase Value $9,700,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%, 2/15/48, with a value of $9,894,000)	0.290%	5/2/22	9,700	9,700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JP Morgan Securities LLC (Dated 4/29/22, Repurchase Value $6,900,000, collateralized by U.S. Treasury Note/Bond 1.750%, 5/15/23, with a value of $7,038,000)	0.280%	5/2/22	6,900	6,900
RBC Capital Markets LLC (Dated 4/29/22, Repurchase Value $14,600,000, collateralized by U.S. Treasury Note/Bond 1.750%, 6/30/24, with a value of $14,892,000)	0.300%	5/2/22	14,600	14,600
TD Securities (USA) LLC (Dated 4/29/22, Repurchase Value $1,200,000, collateralized by Ginnie Mae 3.500%–4.500%, 9/20/40–3/20/48, with a value of $1,224,000)	0.280%	5/2/22	1,200	1,200
				34,000
U.S. Government and Agency Obligations (0.7%)
United States Cash Management Bill	0.333%	5/17/22	175,000	174,985
Total Temporary Cash Investments (Cost $208,976)				208,985
Total Investments (97.6%) (Cost $27,453,549)				25,711,259
Other Assets and Liabilities—Net (2.4%)				635,212
Net Assets (100%)				26,346,471
Cost is in $000.
1	Securities with a value of $27,342,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $14,587,420,000, representing 55.4% of net assets.
3	Face amount denominated in euro.
4	Face amount denominated in Canadian dollars.
5	Face amount denominated in British pounds.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Represents an unsettled loan as of April 30, 2022. The coupon rate is not known until the settlement date.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
SOFR90A—90 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc.	7,251	7,142	—	(109)

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	5/31/22	USD	76,021	CAD	97,435	177	—
Barclays Bank plc	5/31/22	USD	932,084	EUR	872,402	10,542	—
Deutsche Bank AG	5/31/22	USD	55,401	GBP	43,575	610	—
						11,329	—
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S37-V1	12/21/26	USD	350,000	5.000	11,409	(5,828)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $4,379,000 and cash of $51,770,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default

(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,095,703	—	1,095,703
Corporate Bonds	—	22,852,676	—	22,852,676
Floating Rate Loan Interests	—	1,553,895	—	1,553,895
Temporary Cash Investments	—	208,985	—	208,985
Total	—	25,711,259	—	25,711,259
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	109	—	109
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	11,329	—	11,329
Liabilities
Swap Contracts	5,828[1]	—	—	5,828
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.